Vanguard® STAR Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.8%)
Vanguard Windsor II Fund Investor Shares	69,788,749	3,361,724
Vanguard U.S. Growth Fund Investor Shares	41,353,815	2,735,555
Vanguard Windsor Fund Investor Shares	79,521,978	1,841,729
Vanguard PRIMECAP Fund Investor Shares	8,110,066	1,384,551
Vanguard Explorer Fund Investor Shares	7,632,266	916,711
		10,240,270
International Stock Funds (19.0%)
Vanguard International Value Fund Investor Shares	52,317,351	2,224,010
Vanguard International Growth Fund Investor Shares	63,394,731	2,213,744
		4,437,754
U.S. Bond Funds (37.2%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	369,461,349	2,911,355
Vanguard GNMA Fund Investor Shares	311,294,051	2,891,922
Vanguard Short-Term Investment-Grade Fund Investor Shares	279,982,041	2,889,415
		8,692,692
Total Investment Companies (Cost $15,100,040)		23,370,716
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.390% (Cost $3)	28	3
Total Investments (100.0%) (Cost $15,100,043)		23,370,719
Other Assets and Liabilities—Net (0.0%)		334
Net Assets (100%)		23,371,053
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2024 Market Value ($000)
Vanguard Explorer Fund	772,868	7,069	86,848	(7,084)	230,706	4,647	2,422	916,711
Vanguard GNMA Fund	2,611,263	73,167	—	—	207,492	73,169	—	2,891,922
Vanguard International Growth Fund	1,845,864	38,792	146,640	(36,083)	511,811	21,427	17,365	2,213,744
Vanguard International Value Fund	1,959,955	60,148	114,250	15,701	302,456	60,148	—	2,224,010
Vanguard Long-Term Investment-Grade Fund	2,483,609	102,800	12,949	(3,848)	341,743	102,803	—	2,911,355
Vanguard Market Liquidity Fund	991	NA1	NA1	(2)	—	25	—	3
Vanguard PRIMECAP Fund	1,250,751	94,760	226,355	103,624	161,771	14,542	80,219	1,384,551
Vanguard Short-Term Investment-Grade Fund	2,704,805	81,462	14,914	(611)	118,673	81,076	—	2,889,415
Vanguard U.S. Growth Fund	2,473,800	7,884	655,197	315,269	593,799	7,884	—	2,735,555
Vanguard Windsor Fund	1,624,611	144,508	168,032	9,220	231,422	38,018	106,490	1,841,729
Vanguard Windsor II Fund	2,954,631	165,948	423,620	116,095	548,670	55,860	110,088	3,361,724
Total	20,683,148	776,538	1,848,805	512,281	3,248,543	459,599	316,584	23,370,719
1	Not applicable—purchases and sales are for temporary cash investment purposes.